COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

		Shares	Value
COMMON STOCK	99.3%
COMMUNICATIONS—TOWERS	14.2%
American Tower Corp.		2,440,531	$523,982,006
Crown Castle International Corp.		1,447,044	209,170,210
SBA Communications Corp.		126,153	35,909,451

			769,061,667

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	1.0%
Boyd Gaming Corp.		913,814	43,543,237
Caesars Entertainment, Inc.(a)		393,456	12,692,891

			56,236,128

REAL ESTATE	84.1%
DATA CENTERS	7.4%
Digital Realty Trust, Inc.		2,672,469	265,055,476
Equinix, Inc.		237,274	134,970,942

			400,026,418

HEALTH CARE	9.7%
Healthcare Realty Trust, Inc., Class A		4,694,119	97,872,381
Healthpeak Properties, Inc.		4,807,029	110,177,105
Welltower, Inc.		5,003,199	321,805,759

			529,855,245

HOTEL	2.2%
Host Hotels & Resorts, Inc.		7,660,986	121,656,458

INDUSTRIALS	14.3%
Americold Realty Trust, Inc.		5,892,527	144,956,164
BG LLH, LLC (Lineage Logistics)(b)		484,807	38,256,081
Duke Realty Corp.		6,506,482	313,612,432
Prologis, Inc.		2,784,981	282,954,070

			779,778,747

NET LEASE	6.3%
Realty Income Corp.		4,139,651	240,927,688
Spirit Realty Capital, Inc.		2,314,276	83,684,220
Store Capital Corp.		576,583	18,064,346

			342,676,254

		Shares	Value
OFFICE	2.1%
Highwoods Properties, Inc.		4,171,233	$112,456,442

REAL ESTATE SERVICES	1.8%
Jones Lang LaSalle, Inc.(a)		631,543	95,407,201

RESIDENTIAL	21.8%
APARTMENT	12.3%
Apartment Income REIT Corp.		3,203,206	123,707,816
Camden Property Trust		1,547,796	184,884,232
Essex Property Trust, Inc.		264,322	64,026,718
Mid-America Apartment Communities, Inc.		615,067	95,378,440
UDR, Inc.		4,800,075	200,211,128

			668,208,334

MANUFACTURED HOME	2.8%
Sun Communities, Inc.		1,115,387	150,945,323

SINGLE FAMILY	6.7%
Invitation Homes, Inc.		10,821,084	365,428,006

TOTAL RESIDENTIAL			1,184,581,663

SELF STORAGE	9.6%
Extra Space Storage, Inc.		565,005	97,582,013
Public Storage		1,439,360	421,459,002

			519,041,015

SHOPPING CENTERS	8.5%
COMMUNITY CENTER	2.8%
Federal Realty Investment Trust		243,399	21,935,118
Kimco Realty Corp.		5,251,137	96,673,432
SITE Centers Corp.		2,801,929	30,008,659

			148,617,209

REGIONAL MALL	5.7%
Simon Property Group, Inc.		3,472,149	311,625,373

TOTAL SHOPPING CENTERS			460,242,582

TIMBER	0.4%
Weyerhaeuser Co.		808,950	23,103,612

TOTAL REAL ESTATE			4,568,825,637

TOTAL COMMON STOCK (Identified cost—$5,248,573,754)			5,394,123,432

		Shares	Value
SHORT-TERM INVESTMENTS	0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47%(c)		22,933,785	$22,933,785

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$22,933,785)			22,933,785

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$5,271,507,539)	99.7%		5,417,057,217
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		17,138,044

NET ASSETS	100.0%		$5,434,195,261

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Restricted security. Aggregate holdings equal 0.7% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $29,791,406. Security value is determined based on significant unobservable inputs (Level 3).

(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stock:
Real Estate—Industrials	$741,522,666	$—	$38,256,081	(a)	$779,778,747
Other Industries	4,614,344,685	—	—		4,614,344,685
Short-Term Investments	—	22,933,785	—		22,933,785

Total Investments in Securities(b)	$5,355,867,351	$22,933,785	$38,256,081		$5,417,057,217

(a)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— Real Estate— Industrials
Balance as of December 31, 2021	$48,679,421
Change in unrealized appreciation (depreciation)	(10,423,340)

Balance as of September 30, 2022	$38,256,081

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2022 which were valued using significant unobservable inputs (Level 3) amounted to $(10,423,340).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at September 30, 2022	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock—		Market	Enterprise Value/
Real Estate—		Comparable	EBITDA(b) Multiple	21.3x	Increase
Industrials	$38,256,081	Companies	Liquidity Discount	15%	Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.